Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL [Abstract]
Impairment	$ 0	$ 117,875	$ 354,943
Goodwill, Gross	$ 107,625	$ 112,782